Related party transactions and balances	12 Months Ended
Dec. 31, 2025
Related Party Transactions [Abstract]
Related party transactions and balances

10	Related party transactions and balances

The table below sets forth the major related parties and their relationships with the Company as of December 31, 2024 and 2025:

Name of related parties	Relationship with the Company
Cuprina Farm Sdn. Bhd. (1)	Related Party
Cuprina Pollination Pte. Ltd. (1)	Related Party
Pestoniks Innovations Pte. Ltd. (1)	Related Party
Cuprina MENA Co., Ltd.	Affiliate
Cuprina Holding Pte. Ltd.	Shareholder
Jimmy Lee Peng Siew	Shareholder
Baptista Carl Marc (2)	Shareholder
David Quek Yong Qi	Shareholder
Bryan Teo Yingjie	Shareholder and immediate family member of a shareholder, Teo Peng Kwang
Rachel Lee Lin	Shareholder and immediate family member of a shareholder, Jimmy Lee Peng Siew
Dorea Quek En Qi	Shareholder and immediate family member of a shareholder, David Quek Yong Qi
De Guzman Caroline Francesca Lee Ling (2)	Shareholder and immediate family member of a shareholder, Baptista Carl Marc
Teo Peng Kwang	Shareholder
iCapital Holdings (SG) Pte. Ltd. (2)	Shareholder
Ng Bee Poh	Immediate family member of a shareholder, David Quek Yong Qi

(1)	Principal shareholders of these entities are also the principal shareholders of the Company
(2)	Ceased to be the related parties as of December 31, 2025 following the disposal of their shareholding (direct and indirect) in the Company during the year

Amount due from related parties

The Company gave advances to Cuprina Pollination Pte. Ltd. for working capital purposes. The receivable balance due from Cuprina Pollination Pte. Ltd. were S$14,521 and S$115,237 (US$89,588) as of December 31, 2024 and 2025, respectively. Such balance is interest free, unsecured, and due on demand.

CUPRINA HOLDINGS (CAYMAN) LIMITED

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

The Company gave advances to Pestroniks Innovations Pte. Ltd. for working capital purposes. The receivable balance due from Pestoniks Innovations Pte. Ltd. were S$61,170 and S$61,170 (US$47,555) as of December 31, 2024 and 2025, respectively. Such balance is interest free, unsecured, and due on demand.

Amount due from an affiliate

The Company gave advances to Cuprina MENA Co., Ltd. for working capital purposes. The receivable balance due from Cuprina MENA Co., Ltd. were S$14,469 and S$58,925 (US$45,810) as of December 31, 2024 and 2025, respectively. Such balance is interest free, unsecured, and due on demand.

Amount due from shareholders

The receivable balances due from Bryan Teo Yingjie was S$605 as of December 31, 2024, and related to the outstanding share subscription with regards to the 450 ordinary shares issued with no par value in Cuprina Holdings (BVI) Limited prior to the Reorganization. Such balance is interest free, unsecured, and due on demand without agreement. The balance has been fully settled as of December 31, 2025.

The receivable balances due from Rachel Lee Lin was S$605 as of December 31, 2024, and related to the outstanding share subscription with regards to the 450 ordinary shares issued with no par value in Cuprina Holdings (BVI) Limited prior to the Reorganization. Such balance is interest free, unsecured, and due on demand without agreement. The balance has been fully settled as of December 31, 2025.

The receivable balances due from Dorea Quek En Qi was S$605 as of December 31, 2024, and related to the outstanding share subscription with regards to the 450 ordinary shares issued with no par value in Cuprina Holdings (BVI) Limited prior to the Reorganization. Such balance is interest free, unsecured, and due on demand without agreement. The balance has been fully settled as of December 31, 2025.

The receivable balances due from De Guzman Caroline Francesca Lee Ling was S$605 as of December 31, 2024, and related to the outstanding share subscription with regards to the 450 ordinary shares issued with no par value in Cuprina Holdings (BVI) Limited prior to the Reorganization. Such balance is interest free, unsecured, and due on demand without agreement. The balance has been fully settled as of December 31, 2025.

The receivable balances due from iCapital Holdings (SG) Pte. Ltd. was S$505 as of December 31, 2024, and related to the outstanding share subscription with regards to the 375 ordinary shares issued with no par value in Cuprina Holdings (BVI) Limited prior to the Reorganization. Such balance is interest free, unsecured, and due on demand without agreement. The balance has been fully settled as of December 31, 2025.

The receivable balances due from Jimmy Lee Peng Siew was S$2,400 (US$1,866) as of December 31, 2025, and related to the payment made on behalf for the corporate secretarial services received. Such balance is interest free, unsecured, and due on demand without agreement.

Amount due to a related party

The payable balance due to Cuprina Farm Sdn. Bhd, were S$4,134 and S$4,134 (US$3,214) as of December 31, 2024 and 2025, respectively, and related to the over-settlement for the receivable balance due from Cuprina Farm Sdn. Bhd. previously. This was due to the strengthening of the Malaysian Ringgit (“MYR”) relative to the Singapore Dollar (“SGD”) during the settlement, as the balances was denominated in MYR. Such balance is interest free, unsecured, and due on demand without an agreement.

Amount due to shareholders

Our shareholder, Cuprina Holding Pte. Ltd. gave advances to the Company for working capital purposes. The payable balance due to Cuprina Holding Pte. Ltd. were S$2,931,765 and S$2,930,516 (US$2,278,252) as of December 31, 2024 and 2025, respectively. Such balance is interest free, unsecured, and due on demand.

One of the ultimate individual shareholders, Jimmy Lee Peng Siew gave advances to the Company for working capital purposes. The payable balances due to Jimmy Lee Peng Siew was S$1,451,629 as of December 31, 2024. Out of the total payable balances, S$986,860 is unsecured, due by June 30, 2025 or upon completion of IPO, whichever is earlier, and carries an interest of 6.0%. The remaining balance is interest free, unsecured, and due on demand without an agreement. The balance has been fully settled as of December 31, 2025.

CUPRINA HOLDINGS (CAYMAN) LIMITED

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

David Quek Yong Qi gave an advance to the Company for working capital purposes. The payable balance due to David Quek Yong Qi was S$237,618 as of December 31, 2024. Such balance is interest free, unsecured, and due on demand without an agreement. The balance has been fully settled as of December 31, 2025.

Bryan Teo Yingjie gave an advance to the Company for working capital purposes. The payable balance due to Bryan Teo Yingjie was S$105,979 as of December 31, 2024. Such balance is interest free, unsecured, and due on demand without an agreement. The balance has been fully settled as of December 31, 2025.

Rachel Lee Lin gave an advance to the Company for working capital purposes. The payable balance due to Rachel Lee Lin was S$67,654 as of December 31, 2024. Such balance is interest free, unsecured, and due on demand without an agreement. The balance has been fully settled as of December 31, 2025.

Dorea Quek En Qi gave an advance to the Company for working capital purposes. The payable balance due to Dorea Quek En Qi was S$6,395 as of December 31, 2024. Such balance is interest free, unsecured, and due on demand without an agreement. The balance has been fully settled as of December 31, 2025.

Teo Peng Kwang gave an advance to the Company for working capital purposes. The payable balance due to Teo Peng Kwang was S$620,822 as of December 31, 2024. Such balance is interest free, unsecured, and due on demand without an agreement. The balance has been fully settled as of December 31, 2025.

Ng Bee Poh, an immediate family member for one of the shareholders, David Quek Yong Qi gave an advance to the Company for working capital purposes. The payable balance due to Ng Bee Poh was S$200,000 as of December 31, 2024. Such balance is interest free, unsecured, and due on demand without an agreement. The balance has been fully settled as of December 31, 2025.